Other payables - Additional information (Details)	6 Months Ended
Jun. 30, 2023 EUR (€)
Other payables
Decrease in other payables	€ 406.000
Decrease in salary payables	600,000
Increase in fair value of foreign currency option	417,000
Decrease in accrued expenses	275,000
Increase in holiday pay accrual	€ 31,000